EQ/Calvert Socially Responsible Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Calvert Socially Responsible Portfolio		Class IA Shares	Class IB Shares
Management Fee	[1]	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.20%	0.20%
Total Annual Portfolio Operating Expenses		0.95%	0.95%
[1]	Restated to reflect current fees.

Expense Example - EQ/Calvert Socially Responsible Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	97	303	525	1,166
Class IB Shares	97	303	525	1,166